                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-0831

                        Seligman Value Fund Series, Inc.
               (Exact name of Registrant as specified in charter)

                                 100 Park Avenue
                            New York, New York 10017
               (Address of principal executive offices) (Zip code)

                                Lawrence P. Vogel
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code:               (212) 850-1864

Date of fiscal year end:                    12/31

Date of reporting period:                   06/30/04

ITEM 1.      REPORTS TO STOCKHOLDERS.

             SELIGMAN VALUE FUND SERIES, INC.:
             Semi-Annual Report June 30, 2004

Seligman

Large-Cap Value Fund

Mid-Year Report June 30, 2004 A Value Approach to Seeking the Capital Appreciation Potential of Larger Companies

Seligman
140 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today's investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 140 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 - today, one of the nation's largest diversified publicly-traded closed-end equity investment companies - Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm's business decisions and investment judgment. While much has changed over the years, the firm's commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

Table of Contents

To The Shareholders	1

Performance Overview	2

Portfolio Overview	4

Portfolio of Investments	6

Statement of Assets
and Liabilities	8

Statement of
Operations	9

Statements of
Changes in Net Assets	10

Notes to Financial
Statements	11

Financial Highlights	17

Board of Directors and
Executive Officers	23

For More Information	back
cover

To The Shareholders

Your mid-year shareholder report for Seligman Large-Cap Value Fund follows this letter. This report contains the Fund's investment results and financial statements, including a portfolio of investments.

For the six months ended June 30, 2004, the Fund posted a total return of 5.66% based on the net asset value of Class A shares. This compares favorably to the Lipper Large-Cap Value Funds Average and the Russell 1000 Value Index, which returned 3.24% and 3.94%, respectively, during the same time period, as well as to the S&P 500, which posted a total return of 3.44% during the six-month period.

We appreciate your continued support of Seligman Large-Cap Value Fund and look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris Chairman

Brian T. Zino President August 13, 2004

1

Performance Overview (unaudited)

Investment Results

Total Returns
For Periods Ended June 30, 2004

				AverageAnnual

				Class A, B
				and D		Class C	Class I	Class R
				Since		Since	Since	Since
	Six	One	Five	Inception		Inception	Inception	Inception
	Months*	Year	Years	4/25/97		5/27/99	11/30/01	4/30/03

Class A**

With Sales Charge	0.66%	22.19%	(0.57)%	6.28%		n/a	n/a	n/a

Without Sales Charge	5.66	28.33	0.40	7.01		n/a	n/a	n/a

Class B**

With CDSC†	0.19	22.37	(0.76)	n/a		n/a	n/a	n/a

Without CDSC	5.19	27.37	(0.37)	6.19		n/a	n/a	n/a

Class C**

With Sales Charge and CDSC ø	3.14	25.14	(0.57)	n/a		0.20%	n/a	n/a

Without Sales Charge and CDSC	5.19	27.37	(0.37)	n/a		0.40	n/a	n/a

Class D**

With 1% CDSC	4.19	26.25	n/a	n/a		n/a	n/a	n/a

Without CDSC	5.19	27.25	(0.39)	6.17		n/a	n/a	n/a

Class I**	6.02	29.02	n/a	n/a		n/a	0.80%	n/a

Class R**

With 1% CDSC	4.36	27.09	n/a	n/a		n/a	n/a	n/a

Without CDSC	5.36	28.09	n/a	n/a		n/a	n/a	31.83%

Lipper Large-Cap Value
Funds Average***	3.24	19.20	0.52	6.51	††	1.32	2.91	28.50

Russell 1000 Value Index***	3.94	21.13	1.87	9.28		2.65	6.22	25.61

S&P 500***	3.44	19.11	(2.20)	7.30		(0.81)	1.76	22.65

Net Asset Value Per Share
	Class A	Class B	Class C	Class D	Class I	Class R

6/30/04	$10.64	$10.34	$10.34	$10.33	$10.74	$10.62

12/31/03	10.07	9.83	9.83	9.82	10.13	10.08

6/30/03	8.36	8.13	8.13	8.13	8.41	8.36

(Continued on page 3.) 2

Performance Overview (unaudited)

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of Fund shares. Performance data quoted represents past performance. Past performance is not indicative of future investment results. Current performance may be higher or lower than the performance shown above. The Manager made certain payments to the Fund in 2004. Absent such payments, returns for each class of shares for the six months ended June 30, 2004 would have been lower. With respect to Class I shares, the Manager voluntarily reimbursed certain expenses in 2002 and 2001. Absent such reimbursements, returns that include those periods would be lower.

*	Returns for periods of less than one year are not annualized.

**	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge ("CDSC"), charged on redemp- tions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC that is charged on redemptions made within 18 months of purchase. Returns for Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on certain redemptions made within one year of purchase. Returns for Class I shares are calculated without any sales charges.

***	The Lipper Large-Cap Value Funds Average, the Russell 1000 Value Index, and the Standard & Poor's 500 Composite Stock Index (S&P 500) are unmanaged benchmarks that assume investment of all distributions. The Russell 1000 Value Index and the S&P 500 exclude the effect of taxes, fees and sales charges, and the Lipper Large-Cap Value Funds Average excludes the effect of taxes and sales charges. The Lipper Large-Cap Value Funds Average measures the performance of mutual funds that invest at least 75% of their assets in large-cap companies and that have below-average price-to-earnings ratios relative to the S&P 500. The Russell 1000 Value Index measures the performance of large-cap value stocks. The S&P 500 measures the performance of 500 of the largest US companies based on market capitalization. Investors cannot invest directly in an average or an index.

†	The CDSC is 5% for periods of one year or less and 2% for the five-year period.

††	From April 24, 1997.

ø	The CDSC is 1% for periods of 18 months or less.

3

Portfolio Overview (unaudited)

Diversification of NetAssets
June 30, 2004

				Percentof Net Assets

				June 30,	December 31,
	Issues	Cost	Value	2004	2003

Common Stocks:

Aerospace and Defense	2	$10,764,746	$15,377,000	6.9	7.0

Automobiles and Components	1	10,624,753	7,042,500	3.2	3.4

Banks	4	25,251,430	28,419,518	12.8	9.5

Chemicals	2	10,467,364	15,308,000	6.9	7.1

Communications Equipment	1	3,641,826	5,115,539	2.3	2.4

Computers and Peripherals	1	6,489,046	6,170,500	2.8	3.0

Diversified Financials	2	16,308,937	13,851,900	6.3	10.0

Energy	2	10,835,575	15,872,531	7.2	5.7

Food and Staple Retailing	1	6,314,319	7,203,000	3.3	3.0

Health Care Equipment and Supplies	2	12,069,561	12,208,420	5.5	5.1

Household Products	1	1,378,740	1,554,768	0.7	2.0

Industrial Conglomerates	1	5,832,517	6,318,000	2.9	2.6

Insurance	3	24,187,668	22,450,950	10.1	10.1

Paper and Forest Products	2	10,476,300	14,548,000	6.6	6.9

Pharmaceuticals	2	13,640,798	11,085,264	5.0	5.4

Retailing	2	10,861,385	16,067,200	7.3	6.0

Tobacco	1	4,848,625	6,506,500	2.9	3.6

Transportation	2	6,102,202	6,503,540	2.9	2.3

Utilities	1	2,825,411	7,447,500	3.4	4.0

	33	192,921,203	219,050,630	99.0	99.1

Short-Term Holding and
Other Assets Less Liabilities	1	2,158,029	2,158,029	1.0	0.9

Net Assets	34	$195,079,232	$221,208,659	100.0	100.0

Largest Industries
June 30, 2004

4

Portfolio Overview (unaudited)

Largest Portfolio Changes During Past Six Months

Largest Purchases	Largest Sales

U.S. Bancorp*	Citigroup**

The Gap*	Sears, Roebuck**

Union-Pacific*	Kimberly-Clark

Washington Mutual	J.C. Penney

Pfizer	Georgia-Pacific

CSX	AES

General Electric	Altria Group

Medtronic

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.

**	Position eliminated during the period.

Largest Portfolio Holdings
June 30, 2004

Security	Value	Percent of Net Assets

Valero Energy	$8,343,731	3.8

J.C. Penney	8,307,200	3.8

Honeywell International	8,058,600	3.6

Praxair	7,982,000	3.6

The Gap	7,760,000	3.5

U.S. Bancorp	7,716,800	3.5

Allstate	7,680,750	3.5

ChevronTexaco	7,528,800	3.4

Bank of America	7,518,318	3.4

UNUMProvident	7,473,000	3.4

5

Portfolio of Investments (unaudited)

June 30, 2004

	Shares	Value
Common Stocks 99.0%

Aerospace and Defense 6.9%

Honeywell International	220,000	$8,058,600

United Technologies	80,000	7,318,400

		15,377,000

Automobiles and Components 3.2%

Ford Motor	450,000	7,042,500

Banks 12.8%

Bank of America	88,848	7,518,318

Fannie Mae	90,000	6,422,400

U.S. Bancorp	280,000	7,716,800

Washington Mutual	175,000	6,762,000

		28,419,518

Chemicals 6.9%

Dow Chemical	180,000	7,326,000

Praxair	200,000	7,982,000

		15,308,000

Communications Equipment 2.3%

Cisco Systems*	215,800	5,115,539

Computers and Peripherals 2.8%

International Business Machines	70,000	6,170,500

Diversified Financials 6.3%

Bank of New York	220,000	6,485,600

J.P. Morgan Chase	190,000	7,366,300

		13,851,900

Energy 7.2%

ChevronTexaco	80,000	7,528,800

Valero Energy	113,120	8,343,731

		15,872,531

Food and Staple Retailing 3.3%

Costco Wholesale*	175,000	7,203,000

Health Care Equipment and Supplies 5.5%

Baxter International	190,000	6,556,900

Medtronic	116,000	5,651,520

		12,208,420

Household Products 0.7%

Kimberly-Clark	23,600	1,554,768

See footnotes on page 7.
6

Portfolio of Investments (unaudited)

June 30, 2004

	Shares or
	Principal Amount		Value
Industrial Conglomerates 2.9%

General Electric	195,000	shs.	$6,318,000

Insurance 10.1%

Allstate	165,000		7,680,750

St. Paul Companies	180,000		7,297,200

UNUMProvident	470,000		7,473,000

			22,450,950

Paper and Forest Products 6.6%

Georgia-Pacific	200,000		7,396,000

International Paper	160,000		7,152,000

			14,548,000

Pharmaceuticals 5.0%

Pfizer	170,000		5,827,600

Wyeth	145,400		5,257,664

			11,085,264

Retailing 7.3%

The Gap	320,000		7,760,000

J.C. Penney	220,000		8,307,200

			16,067,200

Tobacco 2.9%

Altria Group	130,000		6,506,500

Transportation 2.9%

CSX	160,000		5,243,200

Union-Pacific	21,200		1,260,340

			6,503,540

Utilities 3.4%

AES	750,000		7,447,500

Total Common Stocks (Cost $192,921,203)			219,050,630

Repurchase Agreement 0.2%

State Street Bank & Trust, 1.18%, dated 6/30/2004,
maturing 7/1/2004, in the amount of $490,016,
collateralized by: $410,000 US Treasury Bonds 10.375%,
11/15/2012, with a fair market value of $505,325
(Cost $490,000)	$490,000		490,000

Total Investments (Cost $193,411,203) 99.2%			219,540,630

Other Assets Less Liabilities 0.8%			1,668,029

Net Assets 100.0%			$221,208,659

* Non-income producing security. See Notes to Financial Statements.
7

Statement of Assets and Liabilities (unaudited)

June 30, 2004

Assets:

Investments, at value:

Common stocks (cost $192,921,203)	$219,050,630

Repurchase agreement (cost $490,000)	490,000

Total investments (cost $193,411,203)	219,540,630

Cash	236,247

Receivable for securities sold	1,358,323

Receivable for Capital Stock sold	763,220

Receivable for dividends and interest	340,031

Expenses prepaid to shareholder servicing agent	65,714

Prepaid registration fees	34,743

Other	4,667

Total Assets	222,343,575

Liabilities:

Payable for Capital Stock redeemed	799,291

Management fee payable	142,719

Distribution and service fees payable	132,802

Accrued expenses and other	60,104

Total Liabilities	1,134,916

Net Assets	$221,208,659

Composition of Net Assets:

Capital Stock, at par ($0.001 par value; 1,000,000,000 shares authorized;
21,133,629 shares outstanding):

Class A	$7,864

Class B	5,751

Class C	3,893

Class D	2,773

Class I	801

Class R	53

Additional paid-in capital	248,540,375

Undistributed net investment income	107,857

Accumulated net realized loss	(53,590,135)

Net unrealized appreciation of investments	26,129,427

Net Assets	$221,208,659

Net Asset Value per Share:

Class A ($83,650,394 ÷ 7,863,555 shares)	$10.64

Class B ($59,484,774 ÷ 5,750,718 shares)	$10.34

Class C ($40,255,408 ÷ 3,892,594 shares)	$10.34

Class D ($28,657,110 ÷ 2,773,002 shares)	$10.33

Class I ($8,599,784 ÷ 800,937 shares)	$10.74

Class R ($561,189 ÷ 52,823 shares)	$10.62

See Notes to Financial Statements. 8

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2004

Investment Income:

Dividends	$2,292,843

Interest	1,878

Total Investment Income	2,294,721

Expenses:

Management fee	856,355

Distribution and service fees	732,357

Shareholder account services	455,983

Registration	35,729

Custody and related services	27,990

Auditing and legal fees	22,821

Shareholder reports and communications	17,503

Directors' fees and expenses	9,886

Miscellaneous	24,037

Total Expenses	2,182,661

Net Investment Income	112,060

Net Realized and Unrealized Gain on Investments:

Net realized gain on investments	6,645,280

Payments received from the Manager (Note 8)	21,530

Net change in unrealized appreciation of investments	4,608,112

Net Gain on Investments	11,274,922

Increase in Net Assets from Operations	$11,386,982

See Notes to Financial Statements.
9

Statements of Changes in Net Assets

(unaudited)

	Six Months Ended	Year Ended
	June 30,	December 31,
	2004	2003

Operations:

Net investment income	$112,060	$814,197

Net realized gain (loss) on investments	6,645,280	(32,108,099)

Payments received from the Manager	21,530	—

Net change in unrealized appreciation/depreciation of investments	4,608,112	88,367,121

Increase in Net Assets from Operations	11,386,982	57,073,219

Distributions to Shareholders:

Net investment income:

Class A	—	(605,582)

Class B	—	(89,697)

Class C	—	(56,328)

Class D	——	(37,398)

Class I	——	(68,159)

Class R	—	(15)

Decrease in Net Assets from Distributions	—-	(857,179)

Capital Share Transactions:

Net proceeds from sales of shares	15,963,747	24,742,522

Exchanged from associated funds	11,456,361	18,314,791

Investment of dividends	—	759,460

Total	27,420,108	43,816,773

Cost of shares repurchased	(26,495,699)	(55,085,020)

Exchanged into associated funds	(5,080,606)	(13,341,432)

Total	(31,576,305)	(68,426,452)

Decrease in Net Assets from Capital Share Transactions	(4,156,197)	(24,609,679)

Increase in Net Assets	7,230,785	31,606,361

Net Assets:

Beginning of period	213,977,874	182,371,513

End of Period (including undistributed (net of dividends in excess of)
net investment income of $107,857 and $(4,203), respectively)	$221,208,659	$213,977,874

See Notes to Financial Statements.
10

Notes to Financial Statements (unaudited)

1.	Multiple Classes of Shares — Seligman Large-Cap Value Fund (the "Fund"), a series of Seligman Value Fund Series, Inc. (the "Series"), offers the following six classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") of 1% on redemptions within 18 months of purchase.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their initial date of purchase.

Class C shares are sold primarily with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Effective November 25, 2003, Class C shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients. Class I shares are sold without any sales charges and are not subject to distribution and service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan's initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

	a.	Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the "Manager") based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the

11

Notes to Financial Statements (unaudited)

US markets. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b.	Federal Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable and payable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis.

d.	Repurchase Agreements — The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by the Manager. Securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements' underlying securities to ensure the existence of the proper level of collateral.

e.	Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class.

For the six months ended June 30, 2004, distribution and service fees, shareholder account services and registration expenses were class-specific expenses.

f.	Distributions to Shareholders — The treatment for financial statement purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset value per share of the Fund.

3.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2004, amounted to $19,335,552 and $23,639,895, respectively.

At June 30, 2004, the cost of investments for federal income tax purposes was $193,436,108. The tax basis cost was greater than the cost for financial reporting purposes, due to the tax deferral of losses on wash sales in the amount of $24,905. The tax basis gross unrealized appreciation and depreciation of portfolio securities amounted to $41,071,397 and $14,966,875, respectively.

4.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.80% per annum of the Fund's average daily net assets.

12

Notes to Financial Statements (unaudited)

Seligman Advisors, Inc. (the "Distributor"), agent for the distribution of the Fund's shares and an affiliate of the Manager, received concessions of $5,038 from sales of Class A shares. Commissions of $40,547 and $21,286 were paid to dealers for sales of Class A and Class C shares, respectively.

The Fund has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended June 30, 2004, fees incurred under the Plan aggregated $97,791, or 0.25% per annum of the average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, Class D shares and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C and Class D shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the "Purchasers"), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

For the six months ended June 30, 2004, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C and Class D shares, and 0.50% per annum of the average daily net assets of Class R shares, amounted to $300,032, $197,417, $136,276 and $841, respectively.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D and Class R shares. For the six months ended June 30, 2004, such charges amounted to $6,688.

The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchasers. In connection with the sale of its rights to collect any CDSC and the distribution fees with respect to Class B shares described above, the Distributor receives payments from the Purchasers based on the value of Class B shares sold. The aggregate of such payments and distribution fees retained by the Distributor, for the six months ended June 30, 2004, amounted to $7,294.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund as well as distribution and service fees pursuant to the Plan. For the six months ended June 30, 2004, Seligman Services, Inc. received commissions of $1,021 from the sales of shares of the Fund. Seligman Services, Inc. also received distribution and service fees of $4,638, pursuant to the Plan.

Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $455,983 for shareholder account services in accordance with a methodology approved by the Series' directors. Class I shares receive more limited shareholder services than the Fund's other classes of shares (the "Retail Classes"). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman

13

Notes to Financial Statements (unaudited)

Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

The Series and certain other associated investment companies (together, the "Guarantors") have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the "Guaranties"). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Series to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Series' percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2004, the Series' potential obligation under the Guaranties is $469,900. As of June 30, 2004, no event has occurred which would result in the Series becoming liable to make any payment under a Guaranty. The Fund would bear a portion of any payments made by the Series under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.'s shareholder account services cost.

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors' fees and expenses, and the accumulated balance thereof at June 30, 2004, of $4,333 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid.

5.	Committed Line of Credit — The Fund is a participant in a joint $425 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The Fund's borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions.The credit facility commitment expires in June 2005, but is renewable annually with the consent of the participating banks. For the six months ended June 30, 2004, the Fund did not borrow from the credit facility.

6.	Capital Loss Carryforward — At December 31, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $54,705,551, which is available for offset against future taxable net capital gains, with $3,172,058 expiring in 2009, $23,107,378 expiring in 2010 and $28,426,115 expiring in 2011.

Accordingly, no capital gain distribution is expected to be paid to shareholders of this Fund until net capital gains have been realized in excess of the available capital loss carryforward.

In addition, the Fund elected to defer to January 1, 2004, the recognition for tax purposes of net losses of $5,526,489 realized on sales of investments after October 31, 2003. These losses will be available to offset future taxable net gains.

14

Notes to Financial Statements (unaudited)

7.	Capital Share Transactions - The Fund has authorized 1,000,000,000 shares of $0.001 par value Capital Stock. Transactions in shares of Capital Stock were as follows:

	Six Months Ended		Year Ended
	June 30, 2004		December 31, 2003

Class A	Shares	Amount	Shares	Amount

Sales of shares	671,196	$6,901,602	1,702,600	$14,237,864

Exchanged from associated funds	581,648	5,886,278	1,203,250	10,268,582

Converted from Class B**	100,871	1,027,320	—	—

Investment of dividends	—	—	55,212	531,145

Total	1,353,715	13,815,200	2,961,062	25,037,591

Shares repurchased	(1,015,224)	(10,380,901)	(2,721,917)	(21,902,370)

Exchanged into associated funds	(263,133)	(2,670,891)	(742,260)	(6,189,992)

Total	(1,278,357)	(13,051,792)	(3,464,177)	(28,092,362)

Increase (decrease)	75,358	$763,408	(503,115)	$(3,054,771)

Class B	Shares	Amount	Shares	Amount

Sales of shares	134,538	$1,340,779	347,357	$2,729,089

Exchanged from associated funds	259,987	2,601,263	484,086	4,043,383

Investment of dividends	—	—	8,062	75,783

Total	394,525	3,942,042	839,505	6,848,255

Shares repurchased	(737,384)	(7,365,943)	(1,733,450)	(13,898,283)

Exchanged into associated funds	(125,593)	(1,242,297)	(399,178)	(3,166,948)

Converted to Class A**	(103,592)	(1,027,320)	—	—

Total	(966,569)	(9,635,560)	(2,132,628)	(17,065,231)

Decrease	(572,044)	$(5,693,518)	(1,293,123)	$(10,216,976)

Class C	Shares	Amount	Shares	Amount

Sales of shares	274,668	$2,749,431	315,514	$2,572,905

Exchanged from associated funds	86,081	860,174	186,605	1,586,150

Investment of dividends	—	—	5,276	49,543

Total	360,749	3,609,605	507,395	4,208,598

Shares repurchased	(482,175)	(4,810,487)	(1,507,203)	(11,813,062)

Exchanged into associated funds	(32,538)	(317,281)	(236,171)	(1,832,734)

Total	(514,713)	(5,127,768)	(1,743,374)	(13,645,796)

Decrease	(153,964)	$(1,518,163)	(1,235,979)	$(9,437,198)

Class D	Shares	Amount	Shares	Amount

Sales of shares	315,394	$3,143,139	359,069	$2,909,645

Exchanged from associated funds	212,408	2,108,646	296,548	2,416,676

Investment of dividends	—	—	3,708	34,816

Total	527,802	5,251,785	659,325	5,361,137

Shares repurchased	(364,143)	(3,620,350)	(880,481)	(7,065,008)

Exchanged into associated funds	(86,928)	(850,137)	(269,835)	(2,151,758)

Total	(451,071)	(4,470,487)	(1,150,316)	(9,216,766)

Increase (decrease)	76,731	$781,298	(490,991)	$(3,855,629)

See footnotes on page 16. 15

Notes to Financial Statements (unaudited)

	Six Months Ended		Year Ended
	June 30, 2004		December 31, 2003

Class I	Shares	Amount	Shares	Amount

Sales of shares	124,523	$1,280,356	270,996	$2,291,491

Investment of dividends	—	—	7,041	68,158

Total	124,523	1,280,356	278,037	2,359,649

Shares repurchased	(30,098)	(311,677)	(49,207)	(406,297)

Increase	94,425	$968,679	228,830	$1,953,352

	Six Months Ended		April 30, 2003* to
	June 30, 2004		December 31, 2003

Class R	Shares	Amount	Shares	Amount

Sales of shares	53,236	$548,440	196	$1,528

Investment of dividends	—	—	2	15

Total	53,236	548,440	198	1,543

Shares repurchased	(611)	(6,341)	—	—

Increase	52,625	$542,099	198	$1,543

* Commencement of offering of shares.
** Automatic conversion of Class B sharesto Class A shares approximately eight years after the initial purchase date.

8.	Other Matters - The Manager has conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies ("Seligman Funds"). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced.

Based on a review of the Manager's records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The Securities and Exchange Commission (the "SEC"), the NASD and the Attorney General of the State of New York also are reviewing these matters.

The Manager also has reviewed its practice of placing some of the Seligman Funds' orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. This practice is permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager has also responded fully to information requests from the SEC and the NASD relating to the Manager's use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

The results of the Manager's internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, which did not affect Seligman Large-Cap Value Fund, the Manager has made payments to three funds and has agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, in May 2004, the Manager made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares, including $21,530 paid to Seligman Large-Cap Value Fund which has been reported as Payments received from the Manager in the Statement of Operations.

16

Financial Highlights (unaudited)

The tables below are intended to help you understand each Class's financial performance for the past five and one-half years or from its inception if less than five and one-half years. Certain information reflects financial results for a single share that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. "Total return" shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

CLASS A

	Six Months		Year Ended December 31,
	Ended
	6/30/04		2003	2002	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$10.07		$7.45	$10.86	$12.16	$9.75	$10.04

Income (Loss) from Investment
Operations:

Net investment income	0.03		0.07	0.07	0.06	0.07	0.05

Net realized and unrealized gain (loss)
on investments	0.54		2.63	(3.42)	(1.26)	2.74	(0.32)

Total from Investment Operations	0.57		2.70	(3.35)	(1.20)	2.81	(0.27)

Less Distributions:

Dividends from net investment income	—		(0.08)	(0.06)	(0.06)	—	(0.02)

Distributions from net realized capital gains	—		—	—	(0.04)	(0.40)	—

Total Distributions	—		(0.08)	(0.06)	(0.10)	(0.40)	(0.02)

Net Asset Value, End of Period	$10.64		$10.07	$7.45	$10.86	$12.16	$9.75

Total Return:	5.66	%øø	36.29%	(30.85)%	(9.85)%	29.09%	(2.68)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$83,650		$78,428	$61,769	$98,317	$76,411	$46,687

Ratio of expenses to average net assets	1.62	%†	1.66%	1.61%	1.46%	1.61%	1.50%

Ratio of net investment income to average
net assets	0.53	%†	0.89%	0.71%	0.59%	0.72%	0.53%

Portfolio turnover rate	8.99%		19.09%	24.32%	17.57%	45.79%	30.97%

See footnotes on page 22.

17

Financial Highlights (unaudited)

CLASS B

	Six Months		Year Ended December 31,
	Ended
	6/30/04		2003	2002	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$9.83		$7.28	$10.60	$11.90	$9.62	$9.96

Income (Loss) from Investment Operations:

Net investment income (loss)	(0.01)		0.01	(0.01)	(0.02)	—	(0.02)

Net realized and unrealized gain (loss)
on investments	0.52		2.55	(3.31)	(1.24)	2.68	(0.32)

Total from Investment Operations	0.51		2.56	(3.32)	(1.26)	2.68	(0.34)

Less Distributions:

Dividends from net investment income	—		(0.01)	—	—	—	—

Distributions from net realized capital gain	—		—	—	(0.04)	(0.40)	—

Total Distributions	—		(0.01)	—	(0.04)	(0.40)	—

Net Asset Value, End of Period	$10.34		$9.83	$7.28	$10.60	$11.90	$9.62

Total Return:	5.19	% øø	35.23%	(31.32)%	(10.58)%	28.13%	(3.41)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$59,485		$62,146	$55,420	$91,576	$67,675	$56,926

Ratio of expenses to average net assets	2.37	%†	2.42%	2.39%	2.21%	2.36%	2.25%

Ratio of net investment income (loss) to
average net assets	(0.22	)%†	0.13%	(0.07)%	(0.16)%	(0.03)%	(0.22)%

Portfolio turnover rate	8.99%		19.09%	24.32%	17.57%	45.79%	30.97%

See footnotes on page 22.

18

Financial Highlights (unaudited)

CLASS C

	Six Months		Year Ended December 31,
	Ended						5/27/99 * to
	6/30/04		2003	2002	2001	2000	12/31/99

Per Share Data:

Net Asset Value, Beginning of Period	$9.83		$7.28	$10.60	$11.90	$9.62	$10.55

Income (Loss) from Investment Operations:

Net investment income (loss)	(0.01)		0.01	(0.01)	(0.02)	—	(0.01)

Net realized and unrealized gain (loss)
on investments	0.52		2.55	(3.31)	(1.24)	2.68	(0.92)

Total from Investment Operations	0.51		2.56	(3.32)	(1.26)	2.68	(0.93)

Less Distributions:

Dividends from net investment income	—		(0.01)	—	—	—	—

Distributions from net realized capital gain	—		—	—	(0.04)	(0.40)	—

Total Distributions	—		(0.01)	—	(0.04)	(0.40)	—

Net Asset Value, End of Period	$10.34		$9.83	$7.28	$10.60	$11.90	$9.62

Total Return:	5.19%	øø	35.23%	(31.32)%	(10.58)%	28.13%	(8.82)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$40,255		$39,764	$38,439	$66,951	$36,900	$9,169

Ratio of expenses to average net assets	2.37	%†	2.42%	2.39%	2.21%	2.36%	2.36%†

Ratio of net investment income (loss)
to average net assets	(0.22	)%†	0.13%	(0.07)%	(0.16)%	(0.03)%	(0.23)%†

Portfolio turnover rate	8.99%		19.09%	24.32%	17.57%	45.79%	30.97%††

See footnotes on page 22.

19

Financial Highlights (unaudited)

CLASS D

	Six Months			Year Ended December 31,
	Ended
	6/30/04		2003	2002	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$9.82		$7.27	$10.59	$11.89	$9.62	$9.96

Income (Loss) from Investment Operations:

Net investment income (loss)	(0.01)		0.01	(0.01)	(0.02)	—	(0.02)

Net realized and unrealized gain (loss)
on investments	0.52		2.55	(3.31)	(1.24)	2.67	(0.32)

Total from Investment Operations	0.51		2.56	(3.32)	(1.26)	2.67	(0.34)

Less Distributions:

Dividends from net investment income	—		(0.01)	—	—	—	—

Distributions from net realized capital gain	—		—	—	(0.04)	(0.40)	—

Total Distributions	—		(0.01)	—	(0.04)	(0.40)	—

Net Asset Value, End of Period	$10.33		$9.82	$7.27	$10.59	$11.89	$9.62

Total Return:	5.19	%øø	35.28%	(31.35)%	(10.59)%	28.02%	(3.41)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$28,657		$26,477	$23,176	$39,392	$31,044	$34,355

Ratio of expenses to average net assets	2.37	%†	2.42%	2.39%	2.21%	2.36%	2.25%

Ratio of net investment income (loss) to
average net assets	(0.22	)%†	0.13%	(0.07)%	(0.16)%	(0.03)%	(0.22)%

Portfolio turnover rate	8.99%		19.09%	24.32%	17.57%	45.79%	30.97%

See footnotes on page 22.

20

Financial Highlights (unaudited)

CLASS I

	Six Months		Year Ended December 31,
	Ended				11/30/01 * to
	6/30/04		2003	2002	12/31/01

Per Share Data:

Net Asset Value, Beginning of Period	$10.13		$7.47	$10.86	$10.80

Income (Loss) from Investment Operations:

Net investment income	0.06		0.12	0.11	0.01

Net realized and unrealized gain (loss) on investments	0.55		2.64	(3.42)	0.11

Total from Investment Operations	0.61		2.76	(3.31)	0.12

Less Distributions:

Dividends from net investment income	—		(0.10)	(0.08)	—

Distributions from net realized capital gains	—		—	—	(0.06)

Total Distributions	—		(0.10)	(0.08)	(0.06)

Net Asset Value, End of Period	$10.74		$10.13	$7.47	$10.86

Total Return:	6.02	% øø	37.01%	(30.52)%	1.13%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$8,600		$7,160	$3,568	$118

Ratio of expenses to average net assets	1.01	%†	1.08%	1.08%	1.04	%†

Ratio of net investment income to average net assets	1.13	%†	1.46%	1.24%	1.19	%†

Portfolio turnover rate	8.99%		19.09%	24.32%	17.57	%†††

Without expense reimbursement: **

Ratio of expenses to average net assets				1.12%	1.76	%†

Ratio of net investment income to average net assets				1.20%	0.48	%†

See footnotes on page 22.

21

Financial Highlights (unaudited)

CLASS R

	Six Months
	Ended		4/30/03 * to
	6/30/04		12/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$10.08		$7.75

Income (Loss) from Investment Operations:

Net investment income	0.01		0.04

Net realized and unrealized gain on investments	0.53		2.37

Total from Investment Operations	0.54		2.41

Less Distributions:

Dividends from net investment income	—		(0.08)

Total Distributions	—		(0.08)

Net Asset Value, End of Period	$10.62		$10.08

Total Return:	5.36	% øø	31.15%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$561		$2

Ratio of expenses to average net assets	1.87	%†	1.85	%†

Ratio of net investment income to average net assets	0.28	%†	0.66	%†

Portfolio turnover rate	8.99%		19.09	% ø

*	Commencement of offering of shares.
**	The Manager, at its discretion, reimbursed expenses for certain periods presented.
†	Annualized.
††	For the year ended December 31, 1999.
†††	For the year ended December 31, 2001.
ø	For the year ended December 31, 2003.
øø	Excluding the effect of the payments received from the Manager (Note 8), total return would have been as follows:Class A 5.65%; Class B 5.18%; Class C 5.18%; Class D 5.18%; Class I 6.01%; and Class R 5.35%.

See Notes to Financial Statements.

22

Board of Directors

Robert B. Catell 2, 3		William C. Morris

•	Chairman, Chief Executive Officer and Director,	•	Chairman, J. & W. Seligman & Co. Incorporated
	KeySpan Corporation	•	Chairman, Carbo Ceramics Inc.

John R. Galvin 1, 3		Leroy C. Richie 1, 3

•	Dean Emeritus,	•	Chairman and Chief Executive Officer,
	Fletcher School of Law and Diplomacy at Tufts		Q Standards Worldwide, Inc.
	University	•	Director, Kerr-McGee Corporation

Alice S. Ilchman 2, 3		Robert L. Shafer 2, 3

•	President Emerita, Sarah Lawrence College	•	Retired Vice President, Pfizer Inc.
•	Director, Jeannette K. Watson Summer
	Fellowship	James N. Whitson 1, 3
•	Trustee, Committee for Economic Development
		•	Retired Executive Vice President and Chief
Frank A. McPherson 2, 3			Operating Officer, Sammons Enterprises, Inc.
		•	Director, CommScope, Inc.
•	Retired Chairman of the Board and Chief
	Executive Officer, Kerr-McGee Corporation	Brian T. Zino
•	Director, ConocoPhillips
•	Director, Integris Health	•	Director and President,
J. & W. Seligman & Co. Incorporated
John E. Merow 1, 3		•	Chairman, Seligman Data Corp.
		•	Director, ICI Mutual Insurance Company
•	Retired Chairman and Senior Partner,	•	Member of the Board of Governors,
	Sullivan & Cromwell LLP		Investment Company Institute
•	Director, Commonwealth Industries, Inc.
•	Trustee, New York-Presbyterian Hospital
		Member:	1 Audit Committee
Betsy S. Michel 1, 3			2 Director Nominating Committee
3 Board Operations Committee
•	Trustee, The Geraldine R. Dodge Foundation

Executive Officers

William C. Morris	Thomas G. Rose

Chairman	Vice President

Brian T. Zino	Lawrence P. Vogel

President and Chief Executive Officer	Vice President and Treasurer

Neil T. Eigen	Frank J. Nasta

Vice President	Secretary

Richard S. Rosen

Vice President

23

[This Page Intentionally Left Blank]

Manager

J. & W. Seligman & Co. Incorporated

100 Park Avenue • New York, NY 10017

General Distributor

Seligman Advisors, Inc.

100 Park Avenue • New York, NY 10017

Shareholder Service Agent

Seligman Data Corp.

100 Park Avenue • New York, NY 10017

General Counsel

Sullivan & Cromwell LLP

For More Information

Important Telephone Numbers

(800) 221-2450      Shareholder Services
(800) 445-1777      Retirement Plan Services
(212) 682-7600      Outside the United States
(800) 622-4597      24-Hour Automated Telephone Access Service

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio secu-rities during the most recent 12-month period ended June 30, is available to shareholders (i) without charge, upon request, by calling toll-free 800-221-2450 in the US or collect 212-682-7600 outside the US and (ii) on the SEC's website at www.sec.gov.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Large-Cap Value Fund, which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

EQVLC3 6/04

Seligman

Small-Cap Value Fund

Mid-Year Report June 30, 2004
A Value Approach to Seeking the Capital Appreciation Potential of Smaller Companies

Seligman
140 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 140 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

Table of Contents

To The Shareholders	1

Performance Overview	2

Portfolio Overview	4

Portfolio of Investments	6

Statement of Assets
and Liabilities	9

Statement of
Operations	10

Statements of
Changes in Net Assets	11

Notes to Financial
Statements	12

Financial Highlights	18

Board of Directors and
Executive Officers	24

For More Information	back
cover

To The Shareholders

Your mid-year shareholder report for Seligman Small-Cap Value Fund follows this letter. This report contains the Fund’s investment results and financial statements, including a portfolio of investments.

For the six months ended June 30, 2004, the Fund posted a total return of 8.11% based on the net asset value of Class A shares. During the same time period, the Fund’s peers, as measured by the Lipper Small-Cap Value Funds Average, returned 8.15%, and the Russell 2000 Value Index returned 7.83%.

We thank you for your continued support of Seligman Small-Cap Value Fund and look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris Chairman

Brian T. Zino President

August 13, 2004

Performance Overview (unaudited)

Investment Results

Total Returns
For Periods Ended June 30, 2004

		Average Annual

				Class A, B
				and D		Class C	Class I	Class R
				Since		Since	Since	Since
	Six	One	Five	Inception		Inception	Inception	Inception
	Months*	Year	Years	4/25/97		5/27/99	11/30/01	4/30/03

Class A**
With Sales Charge	3.00%	29.70%	10.38%	10.73%		n/a	n/a	n/a

Without Sales Charge	8.11	36.21	11.46	11.49		n/a	n/a	n/a

Class B**

With CDSC†	2.63	30.08	10.38	n/a		n/a	n/a	n/a

Without CDSC	7.63	35.08	10.65	10.69		n/a	n/a	n/a

Class C**

With Sales Charge
and CDSCØ	5.55	32.74	10.42	n/a		12.25%	n/a	n/a

Without Sales Charge
and CDSC	7.63	35.08	10.65	n/a		12.46	n/a	n/a

Class D**

With 1% CDSC	6.63	34.08	n/a	n/a		n/a	n/a	n/a

Without CDSC	7.63	35.08	10.65	10.69		n/a	n/a	n/a

Class I**	8.36	37.03	n/a	n/a		n/a	15.22%	n/a

Class R**

With 1% CDSC	6.83	34.95	n/a	n/a		n/a	n/a	n/a

Without CDSC	7.83	35.95	n/a	n/a		n/a	n/a	41.62%

Lipper Small-Cap Value
Funds Average***	8.15	34.15	12.92	12.75	††	13.91	15.77	49.63

Russell 2000
Value Index***	7.83	35.17	12.81	12.86		13.55	16.39	42.62

Net Asset Value Per Share
	Class A	Class B	Class C	Class D	Class I	Class R

6/30/04	$15.46	$14.67	$14.67	$14.67	$15.69	$15.43

12/31/03	14.30	13.63	13.63	13.63	14.48	14.31

6/30/03	11.35	10.86	10.86	10.86	11.45	11.35

(Continued on page 3.)

Performance Overview (unaudited)

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of Fund shares. Performance data quoted represents past performance. Past performance is not indicative of future investment results. Current performance may be higher or lower than the performance shown above. The Manager made certain payments to the Fund in 2004. Absent such payments, returns for each class of shares for the six months ended June 30, 2004 would have been lower. With respect to Class I shares, the Manager reimbursed certain expenses in 2002 and 2001. Absent such reimbursements, returns that include these periods would be lower.

*	Returns for periods of less than one year are not annualized.
**	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemp-
tions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC that is charged on redemptions made within 18 months of purchase. Returns for Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on certain redemptions made within one year of purchase. Returns for Class I shares are calculated without any sales charges.
***	The Lipper Small-Cap Value Funds Average and the Russell 2000 Value Index are unmanaged benchmarks that assume investment of dividends and exclude the effect of taxes and sales charges. The Russell 2000 Value Index also excludes the effect of fees. The Lipper Small-Cap Value Funds Average measures the performance of mutual funds which invest primarily in value stocks with market capitalizations of less than $2 billion at the time of purchase. The Russell 2000 Value Index consists of small-company value stocks. Investors cannot invest directly in an average or an index.
†	The CDSC is 5% for periods of one year or less and 2% for the five-year period.
††	From April 24, 1997.
Ø	The CDSC is 1% for periods of 18 months or less.

Portfolio Overview (unaudited)

Diversification of Net Assets
June 30, 2004

				Percent of Net Assets

				June 30,	December 31,
	Issues	Cost	Value	2004	2003

Common Stocks:

Aerospace and Defense	1	$3,824,575	$6,488,300	2.1	1.9

Chemicals	6	27,962,217	32,965,600	10.4	11.2

Commercial Services and Supplies	3	16,180,211	27,554,320	8.7	7.3

Consumer Staples	2	6,181,995	12,153,100	3.9	5.3

Containers and Packaging	1	4,487,893	6,369,600	2.0	2.1

Energy	2	11,212,866	15,116,800	4.9	4.4

Financials	5	20,359,599	28,411,850	9.0	6.9

Health Care Equipment and Suppliers	3	11,349,960	18,480,700	5.9	1.6

Health Care Providers and Services	—	—	—	—	8.3

Hotels, Restaurants and Leisure	1	5,659,345	5,490,000	1.7	—

Household Durables	2	5,428,718	13,859,500	4.4	4.8

Machinery	4	19,520,772	20,007,819	6.3	5.8

Media	1	6,090,099	5,777,850	1.8	1.7

Metals and Mining	1	4,315,261	7,278,700	2.3	1.9

Paper and Forest Products	1	5,538,584	4,574,900	1.4	2.0

Pharmaceuticals and Biotechnology	4	18,187,688	18,935,309	6.0	8.5

Retailing	4	18,916,894	28,408,225	9.0	9.5

Semiconductors and
Semiconductor Equipment	2	9,106,302	9,593,000	3.0	5.0

Software and Services	3	16,838,019	13,731,535	4.4	1.6

Technology Hardware and Equipment	3	14,279,838	18,503,929	5.9	4.6

Transportation	2	10,696,593	13,382,300	4.2	3.2

	51	236,137,430	307,083,337	97.3	97.6

Short-Term Holding and
Other Assets Less Liabilities	1	8,534,347	8,534,347	2.7	2.4

Net Assets	52	$244,671,777	$315,617,684	100.0	100.0

Portfolio Overview (unaudited)

Largest Portfolio Changes
During Past Six Months

Largest Purchases	Largest Sales

Allmerica Financial*	Oxford Health Plans**

Brocade Communications Systems*	Urban Outfitters

Carreker*	Edwards Lifesciences**

Ruby Tuesday*	Olin**

Millennium Chemicals	American Italian Pasta**

Continental Airlines*	Protein Design Labs

The Wet Seal (Class A)	Lyondell Chemical

Terex*	Agere Systems (Class A)

Stewart & Stevenson Services	Navistar International

Cubic	Harman International Industries

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

Largest Portfolio Holdings
June 30, 2004

Security	Value	Percent of Net Assets

Korn/Ferry International	$9,685,000	3.0

Urban Outfitters	9,137,250	2.9

Harman International Industries	9,100,000	2.9

Brink’s	9,091,320	2.9

Sotheby’s Holdings (Class A)	8,778,000	2.8

American Eagle Outfitters	8,671,500	2.8

Trimble Navigation	8,619,550	2.8

Stewart & Stevenson Services	8,422,400	2.7

Eon Labs	8,184,000	2.6

Universal Compression Holdings	7,976,800	2.5

Portfolio of Investments (unaudited)

June 30, 2004

	Shares	Value
Common Stocks 97.3%

Aerospace and Defense 2.1%

Cubic	310,000	$6,488,300

Chemicals 10.4%

Cabot	150,000	6,105,000

Crompton	700,000	4,410,000

Lyondell Chemical	60,000	1,043,400

Millennium Chemicals*	450,000	7,794,000

Minerals Technologies	115,000	6,670,000

NOVA Chemicals (Canada)	240,000	6,943,200

		32,965,600

Commercial Services and Supplies 8.7%

Brink’s	265,440	9,091,320

Korn/Ferry International	500,000	9,685,000

Sotheby’s Holdings (Class A)*	550,000	8,778,000

		27,554,320

Consumer Staples 3.9%

Bunge	150,000	5,841,000

Constellation Brands (Class B)*	170,000	6,312,100

		12,153,100

Containers and Packaging 2.0%

Smurfit-Stone Container*	320,000	6,369,600

Energy 4.9%

Hanover Compressor*	600,000	7,140,000

Universal Compression Holdings*	260,000	7,976,800

		15,116,800

Financials 9.0%

Allmerica Financial*	210,000	7,098,000

W.R. Berkley	150,000	6,442,500

Commercial Federal	200,000	5,420,000

Montpelier Re Holdings	121,000	4,228,950

The PMI Group	120,000	5,222,400

		28,411,850

Health Care Providers and Services 5.9%

Andrx*	255,000	7,104,300

Apria Healthcare Group*	200,000	5,740,000

Select Medical	420,000	5,636,400

		18,480,700

See footnotes on page 8.

Portfolio of Investments (unaudited)
June 30, 2004

	Shares	Value
Hotels, Restaurants and Leisure 1.7%

Ruby Tuesday	200,000	$5,490,000

Household Durables 4.4%

Furniture Brands International	190,000	4,759,500

Harman International Industries	100,000	9,100,000

		13,859,500

Machinery 6.3%

Mueller Industries	160,000	5,728,000

Navistar International	86,400	3,348,864

Stewart & Stevenson Services	470,000	8,422,400

Terex*	73,500	2,508,555

		20,007,819

Media 1.8%

Cadmus Communications	390,000	5,777,850

Metals and Mining 2.3%

Peabody Energy	130,000	7,278,700

Paper and Forest Products 1.4%

Bowater	110,000	4,574,900

Pharmaceuticals and Biotechnology 6.0%

Enzon*	275,000	3,518,625

Eon Labs*	200,000	8,184,000

Pharmacopeia*	131,200	747,184

Protein Design Labs*	340,000	6,485,500

		18,935,309

Retailing 9.0%

American Eagle Outfitters*	300,000	8,671,500

Fred’s	255,000	5,621,475

Urban Outfitters*	150,000	9,137,250

The Wet Seal (Class A)*	950,000	4,978,000

		28,408,225

Semiconductors and Semiconductor Equipment 3.0%

Agere Systems (Class A)*	1,900,000	4,370,000

Skyworks Solutions*	600,000	5,223,000

		9,593,000

Software and Services 4.4%

Accelrys	370,000	3,655,600

Carreker*	497,000	4,972,485

Mentor Graphics	330,000	5,103,450

		13,731,535

See footnotes on page 8.

Portfolio of Investments (unaudited)

June 30, 2004

	Shares or
	Principal
	Amount		Value
Technology Hardware and Equipment 5.9%

Brocade Communications Systems*	1,010,000	shs.	$6,014,550

Extreme Networks*	698,525		3,869,829

Trimble Navigation*	310,000		8,619,550

			18,503,929

Transportation 4.2%

Continental Airlines*	600,000		6,822,000

J.B. Hunt Transport Services	170,000		6,560,300

			13,382,300

Total Common Stocks (Cost $236,137,430)			307,083,337

Repurchase Agreement 2.5%

State Street Bank & Trust, 1.18%, dated 6/30/2004,
maturing 7/1/2004, in the amount of $8,012,236,
collateralized by: 6,700,000 US Treasury Notes 10.375%,
11/15/2012, with a fair market value of $8,257,750
(Cost $8,012,000)	$8,012,000		8,012,000

Total Investments (Cost $244,149,430) 99.8%			315,095,337

Other Assets Less Liabilities 0.2%			522,347

Net Assets 100.0%			$315,617,684

* Non-income producing security.
See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2004

Assets:

Investments, at value:

Common stocks (cost $236,137,430)	$307,083,337

Repurchase agreement (cost $8,012,000)	8,012,000

Total investments (cost $244,149,430)	315,095,337

Cash	252,221

Receivable for Capital Stock sold	1,887,557

Receivable for securities sold	325,359

Receivable for dividends and interest	105,403

Expenses prepaid to shareholder servicing agent	95,541

Prepaid registration fees	50,474

Other	9,610

Total Assets	317,821,502

Liabilities:

Payable for securities purchased	1,207,668

Payable for Capital Stock repurchased	502,048

Management fee payable	249,752

Distribution and service fees payable	181,642

Accrued expenses and other	62,708

Total Liabilities	2,203,818

Net Assets	$315,617,684

Composition of Net Assets:

Capital Stock, at par ($0.001 par value; 1,000,000,000 shares authorized;
21,021,147 shares outstanding):

Class A	$8,528

Class B	5,954

Class C	2,587

Class D	3,424

Class I	504

Class R	24

Additional paid-in capital	236,239,692

Accumulated net investment loss	(2,381,870)

Accumulated net realized gain	10,792,934

Net unrealized appreciation of investments	70,945,907

Net Assets	$315,617,684

Net Asset Value per Share:

Class A ($131,794,535 ÷ 8,527,551 shares)	$15.46

Class B ($87,343,207 ÷ 5,954,002 shares)	$14.67

Class C ($37,955,525 ÷ 2,586,562 shares)	$14.67

Class D ($50,237,920 ÷ 3,424,402 shares)	$14.67

Class I ($7,914,658 ÷ 504,538 shares)	$15.69

Class R ($371,839 ÷ 24,092 shares)	$15.43

See Notes to Financial Statements.

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2004

Investment Income:

Dividends (net of foreign taxes withheld of $5,357)	$849,494

Interest	14,614

Total Investment Income	864,108

Expenses:

Management fees	1,514,222

Distribution and service fees	998,743

Shareholder account services	569,822

Registration	41,119

Custody and related services	36,983

Auditing and legal fees	29,605

Shareholder reports and communications	20,277

Directors’ fees and expenses	11,543

Miscellaneous	19,521

Total Expenses	3,241,835

Net Investment Loss	(2,377,727)

Net Realized and Unrealized Gain on Investments:

Net realized gain on investments	16,361,284

Payments received from the Manager (Note 8)	24,662

Net change in unrealized appreciation of investments	8,276,358

Net Gain on Investments	24,662,304

Increase in Net Assets From Operations	$22,284,577

See Notes to Financial Statements.

Statements of Changes in Net Assets

(unaudited)

	Six Months	Year Ended
	Ended	December 31,
	June 30, 2004	2003

Operations:

Net investment loss	$(2,377,727)	$(3,363,256)

Net realized gain on investments	16,361,284	5,752,817

Payments received from the Manager	24,662	—

Net change in unrealized appreciation of investments	8,276,358	83,126,812

Increase in Net Assets From Operations	22,284,577	85,516,373

Capital Share Transactions:

Net proceeds from sales of shares	50,547,582	47,849,222

Exchanged from associated funds	11,483,597	24,435,800

Total	62,031,179	72,285,022

Cost of shares repurchased	(42,098,740)	(44,891,271)

Exchanged into associated funds	(11,408,196)	(15,764,450)

Total	(53,506,936)	(60,655,721)

Increase in Net Assets from Capital Share Transactions	8,524,243	11,629,301

Increase in Net Assets	30,808,820	97,145,674

Net Assets:

Beginning of period	284,808,864	187,663,190

End of Period (net of accumulated net investment loss of
$2,381,870 and $4,143, respectively)	$315,617,684	$284,808,864

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)
1.	Multiple Classes of Shares — Seligman Small-Cap Value Fund (the “Fund”), a series of Seligman Value Fund Series, Inc., (the “Series”) offers the following six classes of shares:
Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their initial date of purchase.

Class C shares are sold primarily with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Effective November 25, 2003, Class C shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients. Class I shares are sold without any sales charges and are not subject to distribution and service fees.
Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.	Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the

12

Notes to Financial Statements (unaudited)
US markets. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.
b.	Federal Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable and payable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividend. Interest income is recorded on an accrual basis.

d.	Repurchase Agreements — The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by the Manager. Securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements’ underlying securities to ensure the existence of the proper level of collateral.

e.	Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2004, distribution and service fees, shareholder account services and registration expenses were class-specific expenses.

f.	Distributions to Shareholders — The treatment for financial statement purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset value per share of the Fund.

3.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2004, amounted to $68,993,039 and $64,543,829, respectively.

At June 30, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities amounted to $96,628,128 and $25,682,221, respectively.

4.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 1.00% per annum of the Fund’s average daily net assets.

13

Notes to Financial Statements (unaudited)

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Fund’s shares and an affiliate of the Manager, received concessions of $21,429 from sales of Class A shares. Commissions of $168,202 and $41,261 were paid to dealers for sales of Class A and Class C shares, respectively.

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended June 30, 2004, fees incurred under the Plan aggregated $158,873, or 0.25% per annum of the average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, Class D shares, and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C and Class D shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

For the six months ended June 30, 2004, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C, Class D shares, and 0.50% per annum of the average daily net assets of Class R shares, amounted to $436,140, $173,342, $229,925 and $463, respectively.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D and Class R shares. For the six months ended June 30, 2004, such charges amounted to $11,938.

The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchasers. In connection with the sale of its rights to collect any CDSC and the distribution fees with respect to Class B shares described above, the Distributor receives payments from the Purchasers based on the value of Class B shares sold. The aggregate of such payments and distribution fees retained by the Distributor, for the six months ended June 30, 2004, amounted to $11,761.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund as well as distribution and service fees pursuant to the Plan. For the six months ended June 30, 2004, Seligman Services, Inc. received commissions of $2,380 from the sales of shares of the Fund. Seligman Services, Inc. also received distribution and service fees of $7,400, pursuant to the Plan.

Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $569,822 for shareholder account services in accordance with a methodology approved by the Series’ directors. Class I shares receive more limited shareholder services than the Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

Notes to Financial Statements (unaudited)
Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes, and number of shareholder accounts.

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Series to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2004, the Series’ potential obligation under the Guaranties is $469,900. As of June 30, 2004, no event has occurred which would result in the Series becoming liable to make any payment under a Guaranty. The Fund would bear a portion of any payments made b y the Series under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.
The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balance thereof at June 30, 2004, of $4,272 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid.

5.	Committed Line of Credit — The Fund is a participant in a joint $425 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The Fund’s borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2005, but is renewable annually with the consent of the participating banks.

During the six months ended June 30, 2004, the Fund periodically borrowed from the credit facility. The average outstanding daily balance of bank loans (based on the number of days the loans were outstanding during the period) was $1,552,941, with a weighted average interest rate of 1.55%. The maximum borrowing outstanding during the period was $3,300,000.

6.	Capital Loss Carryforward — At December 31, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $5,085,449, which is available for offset against future taxable net capital gains, expiring in 2008. The amount was determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distribution is expected to be paid to shareholders of the Fund until net capital gains have been realized in excess of the available capital loss carryforward.

15

Notes to Financial Statements (unaudited)

7.	Capital Share Transactions — The Fund has authorized 1,000,000,000 shares of $0.001 par value Capital Stock. Transactions in shares of Capital Stock were as follows:

	Six Months Ended		Year Ended
	June 30, 2004		December 31, 2003

Class A	Shares	Amount	Shares	Amount

Sales of shares	2,124,052	$32,103,581	2,628,072	$32,091,004

Exchanged from associated funds	317,109	4,817,255	1,046,683	11,736,350

Converted from Class B**	66,061	999,595	—	—

Total	2,507,222	37,920,431	3,674,755	43,827,354

Shares repurchased	(1,748,274)	(26,312,991)	(1,859,811)	(20,767,771)

Exchanged into associated funds	(426,995)	(6,458,867)	(712,928)	(7,026,951)

Total	(2,175,269)	(32,771,858)	(2,572,739)	(27,794,722)

Increase	331,953	$5,148,573	1,102,016	$16,032,632

Class B	Shares	Amount	Shares	Amount

Sales of shares	183,447	$2,625,423	330,447	$3,655,047

Exchanged from associated funds	255,826	3,681,204	640,519	7,270,407

Total	439,273	6,306,627	970,966	10,925,454

Shares repurchased	(605,500)	(8,643,009)	(1,153,273)	(12,086,983)

Exchanged into associated funds	(152,906)	(2,172,029)	(562,630)	(5,359,740)

Converted to Class A**	(69,495)	(999,595)	—	—

Total	(827,901)	(11,814,633)	(1,715,903)	(17,446,723)

Decrease	(388,628)	$(5,508,006)	(744,937)	$(6,521,269)

Class C	Shares	Amount	Shares	Amount

Sales of shares	478,495	$6,861,606	518,406	$6,065,744

Exchanged from associated funds	92,123	1,338,374	196,290	2,201,340

Total	570,618	8,199,980	714,696	8,267,084

Shares repurchased	(200,005)	(2,867,750)	(450,314)	(4,657,798)

Exchanged into associated funds	(119,646)	(1,673,297)	(133,124)	(1,295,497)

Total	(319,651)	(4,541,047)	(583,438)	(5,953,295)

Increase	250,967	$3,658,933	131,258	$2,313,789

Class D	Shares	Amount	Shares	Amount

Sales of shares	524,934	$7,487,658	390,771	$4,349,077

Exchanged from associated funds	114,963	1,646,763	288,260	3,227,703

Total	639,897	9,134,421	679,031	7,576,780

Shares repurchased	(275,306)	(3,918,414)	(624,730)	(6,585,179)

Exchanged into associated funds	(78,329)	(1,104,002)	(207,765)	(2,082,262)

Total	(353,635)	(5,022,416)	(832,495)	(8,667,441)

Increase (decrease)	286,262	$4,112,005	(153,464)	$(1,090,661)

See footnotes on page 17.

Notes to Financial Statements (unaudited)

	Six Months Ended		Year Ended
	June 30, 2004		December 31, 2003

Class I	Shares	Amount	Shares	Amount

Sales of shares	77,482	$1,168,647	145,320	$1,686,850

Shares repurchased	(27,759)	(426,703)	(64,750)	(793,540)

Increase	49,723	$741,944	80,570	$893,310

	Six Months Ended		April 30, 2003* to
	June 30, 2004		December 31, 2003

Class R	Shares	Amount	Shares	Amount

Sales of shares	24,689	$381,704	146	$1,500

Shares repurchased	(743)	(10,910)	—	—

Increase	23,946	$370,794	146	$1,500

*	Commencement of offering of shares.
**	Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date.
8.	Other Matters — The Manager has conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (“Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”), the NASD and the Attorney General of the State of New York als o are reviewing these matters.

The Manager also has reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. This practice is permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager has also responded fully to information requests from the SEC and the NASD relating to the Manager's use of revenue sharing and fund portfolio brokerage commissions and will continue to provid e additional information if, and as, requested.

The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, which did not affect Seligman Small-Cap Value Fund, the Manager has made payments to three funds and has agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, in May 2004, the Manager made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares, including $24,662 paid to Seligman Small-Cap Value Fund, which has been reported as Payments received from the Manager in the Statement of Operations.

17

Financial Highlights (unaudited)

The tables below are intended to help you understand each Class’s financial performance for the past five and one-half years or from its inception if less than five and one-half years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

CLASS A

	Six Months		Year Ended December 31,
	Ended
	6/30/04		2003	2002	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$14.30		$9.60	$11.63	$10.01	$7.91	$7.87

Income (Loss) from Investment Operations:

Net investment loss	(0.09)		(0.11)	(0.12)	(0.10)	(0.09)	(0.07)

Net realized and unrealized gain (loss)
on investments	1.25		4.81	(1.91)	1.72	2.19	0.15

Total from Investment Operations	1.16		4.70	(2.03)	1.62	2.10	0.08

Less Distributions:

Distributions from net realized capital gain	—		—	—	—	—	(0.04)

Net Asset Value, End of Period	$15.46		$14.30	$9.60	$11.63	$10.01	$7.91

Total Return:	8.11	%øø	48.96%	(17.45)%	16.18%	26.55%	1.00%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$131,795		$117,200	$68,082	$70,241	$46,807	$40,678

Ratio of expenses to average net assets	1.82	%†	1.81%	1.88%	1.75%	1.96%	1.86%

Ratio of net investment loss to average
net assets	(1.17	)%†	(1.14)%	(1.16)%	(0.91)%	(1.08)%	(0.92)%

Portfolio turnover rate	21.50%		26.48%	32.45%	38.37%	40.65%	41.48%

See footnotes on page 23.

Financial Highlights (unaudited)

CLASS B

	Six Months		Year Ended December 31,
	Ended
	6/30/04		2003	2002	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$13.63		$9.22	$11.26	$9.76	$7.76	$7.78

Income (Loss) from Investment Operations:

Net investment loss	(0.14)		(0.21)	(0.20)	(0.17)	(0.15)	(0.14)

Net realized and unrealized gain (loss)
on investments	1.18		4.62	(1.84)	1.67	2.15	0.16

Total from Investment Operations	1.04		4.41	(2.04)	1.50	2.00	0.02

Less Distributions:

Distributions from net realized capital gain	—		—	—	—	—	(0.04)

Net Asset Value, End of Period	$14.67		$13.63	$9.22	$11.26	$9.76	$7.76

Total Return:	7.63	%øø	47.83%	(18.12)%	15.37%	25.77%	0.24%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$87,343		$86,427	$65,317	$71,088	$43,486	$46,030

Ratio of expenses to average net assets	2.57	%†	2.56%	2.63%	2.50%	2.71%	2.61%

Ratio of net investment loss to average
net assets	(1.92	)%†	(1.89)%	(1.91)%	(1.66)%	(1.82)%	(1.67)%

Portfolio turnover rate	21.50%		26.48%	32.45%	38.37%	40.65%	41.48%

See footnotes on page 23.

Financial Highlights (unaudited)

CLASS C

	Six Months			Year Ended December 31,
	Ended						5/27/99 * to
	6/30/04		2003	2002	2001	2000	12/31/99

Per Share Data:

Net Asset Value, Beginning of Period	$13.63		$9.22	$11.26	$9.76	$7.76	$8.10

Income (Loss) from Investment Operations:

Net investment loss	(0.14)		(0.19)	(0.20)	(0.17)	(0.16)	(0.07)

Net realized and unrealized gain (loss)
on investments	1.18		4.60	(1.84)	1.67	2.16	(0.23)

Total from Investment Operations	1.04		4.41	(2.04)	1.50	2.00	(0.30)

Less Distributions:

Distributions from net realized capital gain	—		—	—	—	—	(0.04)

Net Asset Value, End of Period	$14.67		$13.63	$9.22	$11.26	$9.76	$7.76

Total Return:	7.63	%øø	47.83%	(18.12)%	15.37%	25.77%	(3.72)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$37,956		$31,832	$20,316	$17,123	$5,114	$1,254

Ratio of expenses to average net assets	2.57	%†	2.56%	2.63%	2.50%	2.71%	2.69%†

Ratio of net investment loss to average
net assets	(1.92	)%†	(1.89)%	(1.91)%	(1.66)%	(1.82)%	(1.65)%†

Portfolio turnover rate	21.50%		26.48%	32.45%	38.37%	40.65%	41.48%††

See footnotes on page 23.

Financial Highlights (unaudited)

CLASS D

	Six Months		Year Ended December 31,
	Ended
	6/30/04		2003	2002	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$13.63		$9.22	$11.26	$9.76	$7.76	$7.78

Income (Loss) from Investment Operations:

Net investment loss	(0.14)		(0.20)	(0.20)	(0.17)	(0.15)	(0.13)

Net realized and unrealized gain (loss)
on investments	1.18		4.61	(1.84)	1.67	2.15	0.15

Total from Investment Operations	1.04		4.41	(2.04)	1.50	2.00	0.02

Less Distributions:

Distributions from net realized capital gain	—		—	—	—	—	(0.04)

Net Asset Value, End of Period	$14.67		$13.63	$9.22	$11.26	$9.76	$7.76

Total Return:	7.63	%øø	47.83%	(18.12)%	15.37%	25.77%	0.24%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$50,238		$42,763	$30,335	$33,025	$21,565	$24,936

Ratio of expenses to average net assets	2.57	%†	2.56%	2.63%	2.50%	2.71%	2.61%

Ratio of net investment loss to average
net assets	(1.92	)%†	(1.89)%	(1.91)%	(1.66)%	(1.82)%	(1.67)%

Portfolio turnover rate	21.50%		26.48%	32.45%	38.37%	40.65%	41.48%

See footnotes on page 23.

Financial Highlights (unaudited)

CLASS I

	Six Months		Year Ended December 31,		11/30/01*
	Ended				to
	6/30/04		2003	2002	12/31/01

Per Share Data:

Net Asset Value, Beginning of Period	$14.48		$9.66	$11.63	$10.88

Income (Loss) from Investment Operations:

Net investment loss	(0.05)		(0.06)	(0.06)	—

Net realized and unrealized gain (loss)
on investments	1.26		4.88	(1.91)	0.75

Total from Investment Operations	1.21		4.82	(1.97)	0.75

Net Asset Value, End of Period	$15.69		$14.48	$9.66	$11.63

Total Return:	8.36	%øø	49.90%	(16.94)%	6.89%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$7,915		$6,585	$3,613	$110

Ratio of expenses to average net assets	1.20	%†	1.27%	1.26%	1.22	%†

Ratio of net investment loss to average
net assets	(0.63	)%†	(0.60)%	(0.54)%	(0.75	)%†

Portfolio turnover rate	21.50%		26.48%	32.45%	38.37	%†††

Without expense reimbursement:**

Ratio of expenses to average net assets				1.30%	1.93	%†

Ratio of net investment loss to average net assets				(0.58)%	(1.46	)%†

See footnotes on page 23.

Financial Highlights (unaudited)

CLASS R
	Six Months		4/30/03*
	Ended		to
	6/30/04		12/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$14.31		$10.27

Income (Loss) from Investment Operations:

Net investment loss	(0.10)		(0.11)

Net realized and unrealized gain on investments	1.22		4.15

Total from Investment Operations	1.12		4.04

Net Asset Value, End of Period	$15.43		$14.31

Total Return:	7.83	%øø	39.34%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$372		$2

Ratio of expenses to average net assets	2.07	%†	2.03	%†

Ratio of net investment loss to average net assets	(1.42	)%†	(1.38	)%†

Portfolio turnover rate	21.50%		26.48%	ø

*	Commencement of offering of shares.
**	The Manager, at its discretion, reimbursed expenses for certain periods presented.
†	Annualized.
††	For the year ended December 31, 1999.
†††	For the year ended December 31, 2001.
ø	For the year ended December 31, 2003.
øø	Excluding the effect of the payments received from the Manager (Note 8), total return would have been as follows:
Class A 8.10%; Class B 7.62%; Class C 7.62%; Class D 7.62%; Class I 8.35%; and Class R 7.82%.

See Notes to Financial Statements.

Board of Directors

Robert B. Catell 2, 3		William C. Morris

•	Chairman, Chief Executive Officer and Director,	•	Chairman, J. & W. Seligman & Co. Incorporated
	KeySpan Corporation	•	Chairman, Carbo Ceramics Inc.

John R. Galvin 1, 3		Leroy C. Richie 1, 3

•	Dean Emeritus,	•	Chairman and Chief Executive Officer,
	Fletcher School of Law and Diplomacy at Tufts		Q Standards Worldwide, Inc.
	University	•	Director, Kerr-McGee Corporation

Alice S. Ilchman 2, 3		Robert L. Shafer 2, 3

•	President Emerita, Sarah Lawrence College	•	Retired Vice President, Pfizer Inc.
•	Director, Jeannette K. Watson Summer
	Fellowship	James N. Whitson 1, 3
•	Trustee, Committee for Economic Development
		•	Retired Executive Vice President and Chief
Frank A. McPherson 2, 3			Operating Officer, Sammons Enterprises, Inc.
		•	Director, CommScope, Inc.
•	Retired Chairman of the Board and Chief
	Executive Officer, Kerr-McGee Corporation	Brian T. Zino
•	Director, ConocoPhillips
•	Director, Integris Health	•	Director and President,
J. & W. Seligman & Co. Incorporated
John E. Merow 1, 3		•	Chairman, Seligman Data Corp.
		•	Director, ICI Mutual Insurance Company
•	Retired Chairman and Senior Partner,	•	Member of the Board of Governors,
	Sullivan & Cromwell LLP		Investment Company Institute
•	Director, Commonwealth Industries, Inc.
•	Trustee, New York-Presbyterian Hospital
Member: 1 Audit Committee
Betsy S. Michel 1, 3			2 Director Nominating Committee
3 Board Operations Committee
•	Trustee, The Geraldine R. Dodge Foundation

Executive Officers

William C. Morris	Thomas G. Rose

Chairman	Vice President

Brian T. Zino	Lawrence P. Vogel

President and Chief Executive Officer	Vice President and Treasurer

Neil T. Eigen	Frank J. Nasta

Vice President	Secretary

Richard S. Rosen

Vice President

Manager
J. & W. Seligman & Co. Incorporated
100 Park Avenue • New York, NY 10017

General Distributor
Seligman Advisors, Inc.
100 Park Avenue • New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue • New York, NY 10017

General Counsel
Sullivan & Cromwell LLP

For More Information

Important Telephone Numbers
(800) 221-2450 Shareholder Services
(800) 445-1777 Retirement Plan Services
(212) 682-7600 Outside the United States
(800) 622-4597 24-Hour Automated Telephone Access Service

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available to shareholders (i) without charge, upon request, by calling toll-free 800-221-2450 in the US or collect 212-682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.
This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Small-Cap Value Fund, which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.	EQVSC3 6/04

ITEM 2.      CODE OF ETHICS.
             Not applicable.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.
             Not applicable.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.
             Not applicable.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.
             Not applicable

ITEM 6.      SCHEDULE OF INVESTMENTS.
             Not applicable.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
             CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
             Not applicable.

ITEM 8.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
             INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
             Not applicable.

ITEM 9.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
             Not applicable.

ITEM 10.     CONTROLS AND PROCEDURES.

             (a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the
             registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

             (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

 ITEM 11.    EXHIBITS.
             (a)(1) Not applicable.

             (a)(2) Certifications of principal  executive officer and principal financial  officer as  required by Rule  30a-2(a)  under the
                    Investment Company Act of 1940.

             (a)(3) Not applicable.

             (b)    Certifications   of  chief   executive   officer  and  chief
                    financial  officer as  required by Rule  30a-2(b)  under the
                    Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN VALUE FUND SERIES, INC.:

By:      /S/ BRIAN T. ZINO
         Brian T. Zino
         President and Chief Executive Officer

Date:    September 1, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:      /S/ BRIAN T. ZINO
         Brian T. Zino
         President and Chief Executive Officer

Date:    September 1, 2004

By:      /S/LAWRENCE P. VOGEL
         Lawrence P. Vogel
         Vice President, Treasurer and Chief Financial Officer

Date:    September 1, 2004

Seligman Value Fund Series, Inc.:

EXHIBIT INDEX

         (a)(2)   Certifications  of principal  executive  officer and principal financial  officer  as  required  by Rule  30a-2(a)  under the
                  Investment Company Act of 1940.

         (b)      Certification  of chief executive  officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company
                  Act of 1940.